Share-Based Compensation Expenses (Details) - Schedule of estimated fair value of binomial option pricing model	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Estimated Fair Value Of Binomial Option Pricing Model Abstract
Expected volatility	41.52%	40.00%
Expected dividends
Risk-free interest rate	3.12%	3.10%
Expected term (in years)	5 years	5 years
Expected life (in years)	8 years	6 years